Other liabilities	12 Months Ended
Mar. 31, 2022
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Other liabilities
17. Other liabilities

	As at March 31,
	2021		2022
Non-current
Employee benefits obligations	₹	3,055	₹	2,720
Others		4,780		4,851

	₹	7,835	₹	7,571
Current
Statutory and other liabilities	₹	9,266	₹	10,933
Employee benefits obligations		14,401		15,310
Advance from customers		362		629
Others		523		522

	₹	24,552	₹	27,394

	₹	32,387	₹	34,965